Stock Warrants - Schedule of Private Placement Warrants Valued Under Binomial Lattice Model (Details) - $ / shares		12 Months Ended
	Jul. 14, 2021	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Market price of public stock	$ 8.56	$ 5.37
Expected term (years)	5 years	4 years 6 months 14 days
Volatility	70.00%	70.00%
Risk-free interest rate	0.85%	1.19%
Dividend rate	0.00%	0.00%
Private Placement [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Market price of public stock	$ 8.56	$ 5.37
Exercise price	$ 11.50	$ 11.50
Expected term (years)	5 years 3 days	4 years 6 months 10 days
Volatility	39.10%	56.00%
Risk-free interest rate	0.85%	1.19%
Dividend rate	0.00%	0.00%